Cover	Nov. 05, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2019
Entity File Number	001-36887
Entity Registrant Name	WARNER CHILCOTT LIMITED
Entity Central Index Key	0001620602
Entity Tax Identification Number	98-0496358
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Canon’s Court
Entity Address, Address Line Two	Victoria Place, 5th Floor
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 10
City Area Code	441
Local Phone Number	295-2244
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false